Non-controlling Interests (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Non-Controlling Interest in Subsidiaries
The total non-controlling interest at 31 December 2022 is $646 million (2021: $681 million) of which $444 million (2021: $498 million) relates to Republic Cement & Building Materials (RCBM), Inc. and Republic Cement Land & Resources (RCLR), Inc. The non-controlling interests in respect of the Group’s other subsidiaries are not considered to be material.

Name	Principal activity	Country of incorporation	Economic ownership interest held by non-controlling interest
Republic Cement & Building Materials, Inc.	Manufacture, development and	Philippines	45%
and Republic Cement Land & Resources, Inc.	sale of cement and building materials

Schedule of Summarized Financial Information of Non Controlling Interest
The following is summarised financial information for RCBM and RCLR prepared in accordance with IFRS 12 Disclosure of Interests in Other Entities. This information is before intragroup eliminations with other Group companies.

	2022	2021
Summarised financial information	$m	$m
(Loss)/profit for the year	(26)	61

Current assets	265	210
Non-current assets	1,455	1,618
Current liabilities	(267)	(240)
Non-current liabilities	(699)	(737)
Net assets	754	851

Cash flows from operating activities	13	77